Total
Government Obligations Fund | Class A Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/23 through 9/30/23 was 3.17%.

Best Quarter:	Quarter ended December 31, 2022	0.72%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class A Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class A Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class A Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class A Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class A Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class A Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class A Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class A Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class A Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class D Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.28%.

Best Quarter:	Quarter ended December 31, 2022	0.75%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class D Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class D Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class D Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class D Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class D Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class D Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class D Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class D Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class D Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class D Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class P Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund's predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.62%.

Best Quarter:	Quarter ended December 31, 2022	0.87%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class P Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class P Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class P Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class P Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia's invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Government Obligations Fund | Class P Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class P Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class P Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class P Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class P Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class P Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class T Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.44%.

Best Quarter:	Quarter ended December 31, 2022	0.80%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class T Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class U Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class U shares which was adopted by the Class U shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.

Best Quarter:	Quarter ended December 31, 2022	0.88%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class U Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class U Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class U Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class U Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia's invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund's performance or impair the fund's ability to achieve its investment objective.

Government Obligations Fund | Class U Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class U Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class U Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class U Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class U Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class U Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class V Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.52%.

Best Quarter:	Quarter ended December 31, 2022	0.83%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class V Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class X Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.64%.

Best Quarter:	Quarter ended December 31, 2022	0.87%
Worst Quarter:	Quarter ended March 31, 2022*	0.01%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class X Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class X Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class X Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class X Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class X Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class X Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class X Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class X Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class X Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class X Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class Y Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.40%.

Best Quarter:	Quarter ended December 31, 2022	0.87%

Worst Quarter:	Quarter ended March 31, 2022*	0.01%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class Y Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund | Class Z Shares
Government Obligations Fund
Investment Objective
Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Government Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.61%.

Best Quarter:	Quarter ended December 31, 2022	0.86%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Government Obligations Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Government Obligations Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Government Obligations Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Government Obligations Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Government Obligations Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Government Obligations Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Government Obligations Fund | Class Z Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Government Obligations Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Government Obligations Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Government Obligations Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Government Obligations Fund
Shareholder Fees - Government Obligations Fund - USD ($)	Class A Shares	Class D Shares	Class P Shares	Class T Shares	Class U Shares	Class V Shares	Class X Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses - Government Obligations Fund	Class A Shares		Class D Shares		Class P Shares		Class T Shares		Class U Shares		Class V Shares		Class X Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.15%		none		none		none		none		none		none		none
Shareholder Servicing Fee	0.25%		0.25%				0.20%				0.10%				0.25%
Miscellaneous	0.15%		0.10%				0.10%				0.10%				0.10%
Other Expenses					0.10%				0.10%				0.10%				0.10%
Total Annual Fund Operating Expenses	0.75%		0.60%		0.20%		0.40%		0.20%		0.30%		0.20%		0.45%		0.20%
Less Fee Waivers	none	[1]	none	[2]	(0.02%)	[3]	none	[4]	(0.08%)	[5]	none	[6]	(0.06%)	[7]	none	[8]	(0.02%)	[9]
Net Expenses	0.75%	[1]	0.60%	[2]	0.18%	[3]	0.40%	[4]	0.12%	[5]	0.30%	[6]	0.14%	[7]	0.45%	[8]	0.18%	[9]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that the total annual fund operating expenses, after waivers, do not exceed 0.12%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[7]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[9]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - Government Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	77	240	417	930
Class D Shares	61	192	335	750
Class P Shares	18	62	111	253
Class T Shares	41	128	224	505
Class U Shares	12	56	105	247
Class V Shares	31	97	169	381
Class X Shares	14	58	107	249
Class Y Shares	46	144	252	567
Class Z Shares	18	62	111	253

Average Annual Total Returns - Government Obligations Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Since Inception		Inception Date
Class A Shares	1.09%	[1]	0.78%	[1]	0.41%	[1]	3.17%			Sep. 24, 2001	[1]
Class D Shares	1.18%	[2]	0.86%	[2]	0.47%	[2]	3.28%			Jan. 21, 1995	[2]
Class P Shares	1.51%	[3]	1.15%	[3]	1.15%	[3]	3.62%			Dec. 18, 2017	[3]
Class T Shares	1.31%	[4]					3.44%	0.58%	[4]	Sep. 18, 2020	[4]
Class U Shares	1.53%	[5]					3.65%	1.17%	[5]	Feb. 26, 2018	[5]
Class V Shares	1.38%	[6]	1.04%	[6]	0.60%	[6]	3.52%			Mar. 31, 2006	[6]
Class X Shares	1.52%	[7]	1.16%	[7]	1.01%	[7]	3.64%			Apr. 05, 2016	[7]
Class Y Shares	1.52%	[8]	1.16%	[8]	1.01%	[8]	3.40%			Mar. 01, 1990	[8]
Class Z Shares	1.48%	[9]	1.13%	[9]	0.66%	[9]	3.61%			Dec. 01, 2003	[9]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.17%.
[2]	Total return for the period 1/1/2023 through 9/30/2023 was 3.28%.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 3.62%.
[4]	Total return for the period 1/1/2023 through 9/30/2023 was 3.44%.
[5]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.
[6]	Total return for the period 1/1/2023 through 9/30/2023 was 3.52%.
[7]	Total return for the period 1/1/2023 through 9/30/2023 was 3.64%.
[8]	Total return for the period 1/1/2023 through 9/30/2023 was 3.40%.
[9]	Total return for the period 1/1/2023 through 9/30/2023 was 3.61%.

Retail Prime Obligations Fund | Class A Shares
Retail Prime Obligations Fund
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.32%.

Best Quarter:	Quarter ended December 31, 2022	0.78%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class A Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class A Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class A Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class A Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class A Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class A Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class A Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class A Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class A Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class A Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class A Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class A Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Retail Prime Obligations Fund | Class A Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund | Class T Shares
Retail Prime Obligations Fund
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.59%.

Best Quarter:	Quarter ended December 31, 2022	0.87%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class T Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class T Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class T Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class T Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Retail Prime Obligations Fund | Class T Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund | Class V Shares
Retail Prime Obligations Fund
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.66%.

Best Quarter:	Quarter ended December 31, 2022	0.89%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class V Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class V Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class V Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class V Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Retail Prime Obligations Fund | Class V Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund | Class X Shares
Retail Prime Obligations Fund
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.79%.

Best Quarter:	Quarter ended December 31, 2022	0.93%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class X Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class X Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class X Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class X Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class X Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class X Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class X Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class X Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class X Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class X Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class X Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class X Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class X Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Retail Prime Obligations Fund | Class X Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund | Class Y Shares
Retail Prime Obligations Fund continued
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.55%.

Best Quarter:	Quarter ended December 31, 2022	0.86%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class Y Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class Y Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class Y Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class Y Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Retail Prime Obligations Fund | Class Y Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund | Class Z Shares
Retail Prime Obligations Fund
Investment Objective
Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.74%.

Best Quarter:	Quarter ended December 31, 2022	0.92%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Prime Obligations Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Prime Obligations Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Prime Obligations Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Prime Obligations Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Prime Obligations Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Prime Obligations Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Prime Obligations Fund | Class Z Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Retail Prime Obligations Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Prime Obligations Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Prime Obligations Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Prime Obligations Fund | Class Z Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Retail Prime Obligations Fund | Class Z Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Retail Prime Obligations Fund | Class Z Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Retail Prime Obligations Fund | Class Z Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Prime Obligations Fund
Shareholder Fees - Retail Prime Obligations Fund - USD ($)	Class A Shares	Class T Shares	Class V Shares	Class X Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses - Retail Prime Obligations Fund	Class A Shares		Class T Shares		Class V Shares		Class X Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	0.25%		none		none		none		none		none
Shareholder Servicing Fee	0.25%		0.20%		0.10%				0.25%
Miscellaneous	0.17%		0.12%		0.12%				0.12%
Other Expenses							0.12%				0.12%
Total Annual Fund Operating Expenses	0.77%		0.42%		0.32%		0.22%		0.47%		0.22%
Less Fee Waivers	(0.02%)	[1]	(0.02%)	[2]	(0.02%)	[3]	(0.08%)	[4]	(0.02%)	[5]	(0.02%)	[6]
Net Expenses	0.75%	[1]	0.40%	[2]	0.30%	[3]	0.14%	[4]	0.45%	[5]	0.20%	[6]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - Retail Prime Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	77	244	426	952
Class T Shares	41	133	233	528
Class V Shares	31	101	178	404
Class X Shares	14	63	116	272
Class Y Shares	46	149	261	590
Class Z Shares	20	69	122	278

Average Annual Total Returns - Retail Prime Obligations Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Since Inception		Inception Date
Class A Shares	1.23%	[1]	0.95%	[1]	0.81%	[1]	3.32%			Jul. 18, 2016	[1]
Class T Shares	1.47%	[2]	1.11%	[2]			3.59%	1.01%	[2]	Jul. 18, 2016	[2]
Class V Shares	1.55%	[3]	1.18%	[3]			3.66%	1.09%	[3]	Jul. 18, 2016	[3]
Class X Shares	1.68%	[4]	1.30%	[4]	1.23%	[4]	3.79%			Sep. 18, 2016	[4]
Class Y Shares	1.43%	[5]	1.08%	[5]			3.55%	0.97%	[5]	Jul. 18, 2016	[5]
Class Z Shares	1.63%	[6]	1.25%	[6]	1.16%	[6]	3.74%			Jul. 18, 2016	[6]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.32%.
[2]	Total return for the period 1/1/2023 through 9/30/2023 was 3.59%.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 3.66%.
[4]	Total return for the period 1/1/2023 through 9/30/2023 was 3.79%.
[5]	Total return for the period 1/1/2023 through 9/30/2023 was 3.55%.
[6]	Total return for the period 1/1/2023 through 9/30/2023 was 3.74%.

Retail Tax Free Obligations Fund | Class A Shares
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 1.85%.

Best Quarter:	Quarter ended December 31, 2022	0.44%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Tax Free Obligations Fund | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Tax Free Obligations Fund | Class A Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Tax Free Obligations Fund | Class A Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Tax Free Obligations Fund | Class A Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events(including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Tax Free Obligations Fund | Class A Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Tax Free Obligations Fund | Class A Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Tax Free Obligations Fund | Class A Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Tax Free Obligations Fund | Class A Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Tax Free Obligations Fund | Class A Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Tax Free Obligations Fund | Class A Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Retail Tax Free Obligations Fund | Class A Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Tax Free Obligations Fund | Class A Shares | Tax Risk [Member]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Retail Tax Free Obligations Fund | Class T Shares
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 2.12%.

Best Quarter:	Quarter ended December 31, 2022	0.52%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Tax Free Obligations Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Tax Free Obligations Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Tax Free Obligations Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Tax Free Obligations Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Tax Free Obligations Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Tax Free Obligations Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Tax Free Obligations Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Tax Free Obligations Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Tax Free Obligations Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Tax Free Obligations Fund | Class T Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Retail Tax Free Obligations Fund | Class T Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Tax Free Obligations Fund | Class T Shares | Tax Risk [Member]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Retail Tax Free Obligations Fund | Class V Shares
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 2.20%.

Best Quarter:	Quarter ended December 31, 2022	0.55%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Tax Free Obligations Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Tax Free Obligations Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Tax Free Obligations Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Tax Free Obligations Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Tax Free Obligations Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Tax Free Obligations Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Tax Free Obligations Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Tax Free Obligations Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Tax Free Obligations Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Tax Free Obligations Fund | Class V Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Retail Tax Free Obligations Fund | Class V Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Tax Free Obligations Fund | Class V Shares | Tax Risk [Member]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Retail Tax Free Obligations Fund | Class Y Shares
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

•	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

•	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 2.08%.

Best Quarter:	Quarter ended December 31, 2022	0.51%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Tax Free Obligations Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Tax Free Obligations Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Tax Free Obligations Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Tax Free Obligations Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Tax Free Obligations Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Tax Free Obligations Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Tax Free Obligations Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Tax Free Obligations Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Tax Free Obligations Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Tax Free Obligations Fund | Class Y Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Retail Tax Free Obligations Fund | Class Y Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Tax Free Obligations Fund | Class Y Shares | Tax Risk [Member]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Retail Tax Free Obligations Fund | Class Z Shares
Retail Tax Free Obligations Fund
Investment Objective
Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes (VRDNs) and tender option bonds (TOBs), which are floating rate instruments that provide the fund with the option to put or tender the VRDN or TOB back to the issuer at par. VRDNs and TOBs typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and

●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Retail Tax Free Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 2.27%.

Best Quarter:	Quarter ended December 31, 2022	0.58%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Retail Tax Free Obligations Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Retail Tax Free Obligations Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Retail Tax Free Obligations Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Retail Tax Free Obligations Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Retail Tax Free Obligations Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Retail Tax Free Obligations Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Retail Tax Free Obligations Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Retail Tax Free Obligations Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Retail Tax Free Obligations Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Retail Tax Free Obligations Fund | Class Z Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) and Tender Option Bond (TOB) Risk — Investments in VRDNs and TOBs involve credit risk with respect to the issuer or financial institutional providing the fund with the credit and liquidity support for the put or tender option.

Retail Tax Free Obligations Fund | Class Z Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Retail Tax Free Obligations Fund | Class Z Shares | Tax Risk [Member]

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Retail Tax Free Obligations Fund
Shareholder Fees - Retail Tax Free Obligations Fund - USD ($)	Class A Shares	Class T Shares	Class V Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses - Retail Tax Free Obligations Fund	Class A Shares		Class T Shares		Class V Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	0.25%		none		none		none		none
Shareholder Servicing Fee	0.25%		0.20%		0.10%		0.25%
Miscellaneous	0.26%		0.20%		0.18%		0.21%
Other Expenses									0.22%
Total Annual Fund Operating Expenses	0.86%		0.50%		0.41%		0.56%		0.32%
Less Fee Waivers	(0.11%)	[1]	(0.10%)	[2]	(0.11%)	[3]	(0.09%)	[4]	(0.12%)	[5]
Net Expenses	0.75%	[1]	0.40%	[2]	0.30%	[3]	0.45%	[4]	0.20%	[5]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - Retail Tax Free Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	77	263	466	1,051
Class T Shares	41	150	270	619
Class V Shares	31	121	219	507
Class Y Shares	46	168	302	691
Class Z Shares	20	91	168	394

Average Annual Total Returns - Retail Tax Free Obligations Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Since Inception	[3]	Inception Date
Class A Shares	0.59%	[1],[2]	0.45%	[1],[2]	0.24%	[1],[2]	1.85%			Sep. 24, 2001	[1],[2]
Class T Shares	0.82%	[3]					2.12%	0.36%		Sep. 18, 2020	[3]
Class V Shares	0.90%	[4],[5]	0.72%	[4],[5]	0.44%	[4],[5]	2.20%			Mar. 31, 2006	[4],[5]
Class Y Shares	0.78%	[6],[7]	0.63%	[6],[7]	0.36%	[6],[7]	2.08%			Jan. 09, 1995	[6],[7]
Class Z Shares	0.98%	[8],[9]	0.79%	[8],[9]	0.49%	[8],[9]	2.27%			Dec. 01, 2003	[8],[9]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 1.85%.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 2.12%.
[4]	Total return for the period 1/1/2023 through 9/30/2023 was 2.20%.
[5]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[6]	Total return for the period 1/1/2023 through 9/30/2023 was 2.08%.
[7]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[8]	Total return for the period 1/1/2023 through 9/30/2023 was 2.27%.
[9]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.

Treasury Obligations Fund | Class A Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.21%.

Best Quarter:	Quarter ended December 31, 2022	0.74%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class A Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class A Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class A Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class A Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class A Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class A Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class A Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class A Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class A Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class D Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. As of December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.32%.

Best Quarter:	Quarter ended December 31, 2022	0.78%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class D Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class D Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class D Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class D Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class D Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class D Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class D Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class D Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class D Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class D Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class P Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class P shares which was adopted by the Class P shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.67%.

Best Quarter:	Quarter ended December 31, 2022	0.89%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class P Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class P Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class P Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class P Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class P Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class P Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class P Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class P Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class P Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class P Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class T Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.48%.

Best Quarter:	Quarter ended December 31, 2022	0.83%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class T Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class V Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.55%.

Best Quarter:	Quarter ended December 31, 2022	0.85%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class V Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers.

A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class X Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class X shares which was adopted by the Class X shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.68%.

Best Quarter:	Quarter ended December 31, 2022	0.90%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class X Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class X Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class X Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class X Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class X Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class X Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class X Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class X Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class X Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers.

A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class X Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class Y Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.44%.

Best Quarter:	Quarter ended December 31, 2022	0.82%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class Y Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund | Class Z Shares
Treasury Obligations Fund
Investment Objective
Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Treasury Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.

Best Quarter:	Quarter ended December 31, 2022	0.89%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Treasury Obligations Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Treasury Obligations Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Treasury Obligations Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Treasury Obligations Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Treasury Obligations Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Treasury Obligations Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Treasury Obligations Fund | Class Z Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Treasury Obligations Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Treasury Obligations Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Treasury Obligations Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Treasury Obligations Fund
Shareholder Fees - Treasury Obligations Fund - USD ($)	Class A Shares	Class D Shares	Class P Shares	Class T Shares	Class V Shares	Class X Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses - Treasury Obligations Fund	Class A Shares		Class D Shares		Class P Shares		Class T Shares		Class V Shares		Class X Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.15%		none		none		none		none		none		none
Shareholder Servicing Fee	0.25%		0.25%				0.20%		0.10%				0.25%
Miscellaneous	0.15%		0.10%				0.10%		0.10%				0.10%
Other Expenses					0.10%						0.10%				0.10%
Total Annual Fund Operating Expenses	0.75%		0.60%		0.20%		0.40%		0.30%		0.20%		0.45%		0.20%
Less Fee Waivers	none	[1]	none	[2]	(0.02%)	[3]	none	[4]	none	[5]	(0.06%)	[6]	none	[7]	(0.02%)	[8]
Net Expenses	0.75%	[1]	0.60%	[2]	0.18%	[3]	0.40%	[4]	0.30%	[5]	0.14%	[6]	0.45%	[7]	0.18%	[8]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[7]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[8]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - Treasury Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	77	240	417	930
Class D Shares	61	192	335	750
Class P Shares	18	62	111	253
Class T Shares	41	128	224	505
Class V Shares	31	97	169	381
Class X Shares	14	58	107	249
Class Y Shares	46	144	252	567
Class Z Shares	18	62	111	253

Average Annual Total Returns - Treasury Obligations Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Since Inception		Inception Date
Class A Shares	1.13%	[1]	0.79%	[1]	0.41%	[1]	3.21%			Sep. 24, 2001	[1]
Class D Shares	1.23%	[2]	0.87%	[2]	0.47%	[2]	3.32%			Oct. 04, 1993	[2]
Class P Shares	1.57%	[3]	1.16%	[3]			3.67%	1.16%	[3]	Dec. 18, 2017	[3]
Class T Shares	1.37%	[4]					3.48%	0.60%	[4]	Sep. 18, 2020	[4]
Class V Shares	1.44%	[5]	1.05%	[5]	0.60%	[5]	3.55%			Mar. 31, 2006	[5]
Class X Shares	1.57%	[6]	1.16%	[6]	1.01%	[6]	3.68%			Apr. 05, 2016	[6]
Class Y Shares	1.33%	[7]	0.91%	[7]	0.53%	[7]	3.44%			Jan. 24, 1995	[7]
Class Z Shares	1.54%	[8]	1.13%	[8]	0.66%	[8]	3.65%			Dec. 01, 2003	[8]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.21%.
[2]	Total return for the period 1/1/2023 through 9/30/2023 was 3.32%.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 3.67%.
[4]	Total return for the period 1/1/2023 through 9/30/2023 was 3.48%.
[5]	Total return for the period 1/1/2023 through 9/30/2023 was 3.55%.
[6]	Total return for the period 1/1/2023 through 9/30/2023 was 3.68%.
[7]	Total return for the period 1/1/2023 through 9/30/2023 was 3.44%.
[8]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.

U.S. Treasury Money Market Fund | Class A Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.11%.

Best Quarter:	Quarter ended December 31, 2022	0.71%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class A Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class A Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class A Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class A Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class A Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class A Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class A Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class A Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund | Class D Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class D shares which was adopted by the Class D shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.23%.

Best Quarter:	Quarter ended December 31, 2022	0.75%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class D Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class D Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class D Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class D Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class D Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class D Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class D Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class D Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class D Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund | Class T Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows the fund’s Class T performance for the period indicated. The table illustrates the fund’s average annual total returns over the time periods indicated. The bar chart does not reflect sales loads as none are applicable to Class T shares.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.38%.

Best Quarter:	Quarter ended December 31, 2022	0.80%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund | Class V Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.46%.

Best Quarter:	Quarter ended December 31, 2022	0.83%
Worst Quarter:	Quarter ended March 31, 2022*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund | Class Y Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.34%.

Best Quarter:	Quarter ended December 31, 2022	0.79%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund | Class Z Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.53%.

Best Quarter:	Quarter ended December 31, 2022	0.85%
Worst Quarter:	Quarter ended December 31, 2021*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
U.S. Treasury Money Market Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund
Shareholder Fees - U.S. Treasury Money Market Fund - USD ($)	Class A Shares	Class D Shares	Class T Shares	Class V Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Annual Fund Operating Expenses - U.S. Treasury Money Market Fund	Class A Shares		Class D Shares		Class T Shares		Class V Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	0.25%		0.15%		none		none		none		none
Shareholder Servicing Fee	0.25%		0.25%		0.20%		0.10%		0.25%
Miscellaneous	0.16%		0.11%		0.11%		0.11%		0.11%
Other Expenses											0.11%
Total Annual Fund Operating Expenses	0.76%		0.61%		0.41%		0.31%		0.46%		0.21%
Less Fee Waivers	(0.01%)	[1]	(0.01%)	[2]	(0.01%)	[3]	(0.01%)	[4]	(0.01%)	[5]	(0.01%)	[6]
Net Expenses	0.75%	[1]	0.60%	[2]	0.40%	[3]	0.30%	[4]	0.45%	[5]	0.20%	[6]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[5]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[6]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - U.S. Treasury Money Market Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	77	242	421	941
Class D Shares	61	194	339	761
Class T Shares	41	131	229	517
Class V Shares	31	99	173	392
Class Y Shares	46	147	257	578
Class Z Shares	20	67	117	267

Average Annual Total Returns - U.S. Treasury Money Market Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Since Inception	[3]	Inception Date
Class A Shares	1.02%	[1]	0.75%	[1]	0.39%	[1]	3.11%			Oct. 25, 2004	[1]
Class D Shares	1.11%	[2]	0.83%	[2]	0.44%	[2]	3.23%			Oct. 25, 2004	[2]
Class T Shares	1.25%	[3]					3.38%	0.55%		Sep. 18, 2020	[3]
Class V Shares	1.33%	[4]	1.01%	[4]	0.57%	[4]	3.46%			Mar. 31, 2006	[4]
Class Y Shares	1.22%	[5]	0.92%	[5]	0.50%	[5]	3.34%			Oct. 25, 2004	[5]
Class Z Shares	1.41%	[6]	1.08%	[6]	0.62%	[6]	3.53%			Oct. 25, 2004	[6]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.11%.
[2]	Total return for the period 1/1/2023 through 9/30/2023 was 3.23%.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 3.38%.
[4]	Total return for the period 1/1/2023 through 9/30/2023 was 3.46%.
[5]	Total return for the period 1/1/2023 through 9/30/2023 was 3.34%.
[6]	Total return for the period 1/1/2023 through 9/30/2023 was 3.53%.

Institutional Prime Obligations Fund | Class T Shares
Institutional Prime Obligations Fund
Investment Objective
Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class T shares which was adopted by the Class T shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.59%.

Best Quarter:	Quarter ended December 31, 2022	0.88%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Institutional Prime Obligations Fund | Class T Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Institutional Prime Obligations Fund | Class T Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Institutional Prime Obligations Fund | Class T Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Institutional Prime Obligations Fund | Class T Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Institutional Prime Obligations Fund | Class T Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Institutional Prime Obligations Fund | Class T Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Institutional Prime Obligations Fund | Class T Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Institutional Prime Obligations Fund | Class T Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Institutional Prime Obligations Fund | Class T Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Institutional Prime Obligations Fund | Class T Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Institutional Prime Obligations Fund | Class T Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Institutional Prime Obligations Fund | Class T Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Institutional Prime Obligations Fund | Class T Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Institutional Prime Obligations Fund | Class T Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Institutional Prime Obligations Fund | Class V Shares
Institutional Prime Obligations Fund
Investment Objective
Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class V shares which was adopted by the Class V shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.

Best Quarter:	Quarter ended December 31, 2022	0.91%
Worst Quarter:	Quarter ended March 31, 2022*	(0.01)%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Institutional Prime Obligations Fund | Class V Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Institutional Prime Obligations Fund | Class V Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Institutional Prime Obligations Fund | Class V Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Institutional Prime Obligations Fund | Class V Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Institutional Prime Obligations Fund | Class V Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Institutional Prime Obligations Fund | Class V Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Institutional Prime Obligations Fund | Class V Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Institutional Prime Obligations Fund | Class V Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Institutional Prime Obligations Fund | Class V Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Institutional Prime Obligations Fund | Class V Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Institutional Prime Obligations Fund | Class V Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Institutional Prime Obligations Fund | Class V Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Institutional Prime Obligations Fund | Class V Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Institutional Prime Obligations Fund | Class V Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Institutional Prime Obligations Fund | Class Y Shares
Institutional Prime Obligations Fund
Investment Objective
Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Y shares which was adopted by the Class Y shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.54%.

Best Quarter:	Quarter ended December 31, 2022	0.79%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Institutional Prime Obligations Fund | Class Y Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Institutional Prime Obligations Fund | Class Y Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Institutional Prime Obligations Fund | Class Y Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Institutional Prime Obligations Fund | Class Y Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Institutional Prime Obligations Fund | Class Y Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Institutional Prime Obligations Fund | Class Y Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Institutional Prime Obligations Fund | Class Y Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Institutional Prime Obligations Fund | Class Y Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Institutional Prime Obligations Fund | Class Y Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Institutional Prime Obligations Fund | Class Y Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Institutional Prime Obligations Fund | Class Y Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Institutional Prime Obligations Fund | Class Y Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Institutional Prime Obligations Fund | Class Y Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Institutional Prime Obligations Fund | Class Y Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Institutional Prime Obligations Fund | Class Z Shares
Institutional Prime Obligations Fund
Investment Objective
Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;

●	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;

●	securities issued by the U.S. government or one of its agencies or instrumentalities;

●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

●	loan participation interests; and

●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in obligations issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The adviser will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the adviser will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of trustees to continue to hold the security.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

The performance shown in the bar chart and performance table is the performance of the fund’s predecessor entity, Institutional Prime Obligations Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023 the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class Z shares which was adopted by the Class Z shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.73%.

Best Quarter:	Quarter ended December 31, 2022	0.94%
Worst Quarter:	Quarter ended December 31, 2020*	0.00%
*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/22
Institutional Prime Obligations Fund | Class Z Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
Institutional Prime Obligations Fund | Class Z Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
Institutional Prime Obligations Fund | Class Z Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Institutional Prime Obligations Fund | Class Z Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Institutional Prime Obligations Fund | Class Z Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Institutional Prime Obligations Fund | Class Z Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Institutional Prime Obligations Fund | Class Z Shares | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Institutional Prime Obligations Fund | Class Z Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
Institutional Prime Obligations Fund | Class Z Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Institutional Prime Obligations Fund | Class Z Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
Institutional Prime Obligations Fund | Class Z Shares | Banking Industry Risk [Member]

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Institutional Prime Obligations Fund | Class Z Shares | Foreign Security Risk [Member]

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Institutional Prime Obligations Fund | Class Z Shares | Variable Rate Demand Note V R D N Risk [Member]

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Institutional Prime Obligations Fund | Class Z Shares | Municipal Security Risk [Member]

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Institutional Prime Obligations Fund
Shareholder Fees - Institutional Prime Obligations Fund	Class T Shares	Class V Shares	Class Y Shares	Class Z Shares
Maximum Sales Charge (Load)	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none

Annual Fund Operating Expenses - Institutional Prime Obligations Fund	Class T Shares		Class V Shares		Class Y Shares		Class Z Shares
Management Fees	0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees	none		none		none		none
Shareholder Servicing Fee	0.20%		0.10%		0.25%
Miscellaneous	0.14%		0.14%		0.14%
Other Expenses							0.14%
Total Annual Fund Operating Expenses	0.44%		0.34%		0.49%		0.24%
Less Fee Waivers	(0.04%)	[1]	(0.04%)	[2]	(0.04%)	[3]	(0.04%)	[4]
Net Expenses	0.40%	[1]	0.30%	[2]	0.45%	[3]	0.20%	[4]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.
[3]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[4]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2024, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Expense Example - Institutional Prime Obligations Fund - USD ($)	1 year	3 years	5 years	10 years
Class T Shares	41	137	242	551
Class V Shares	31	105	187	427
Class Y Shares	46	153	270	612
Class Z Shares	20	73	131	302

Average Annual Total Returns - Institutional Prime Obligations Fund	1 Year		5 Years		10 Years		Bar Chart, Year to Date Return	Inception Date
Class T Shares	1.47%	[1],[2]	1.10%	[1],[2]	0.64%	[1],[2]	3.59%	Sep. 24, 2001	[1],[2]
Class V Shares	1.56%	[3],[4]	1.17%	[3],[4]	0.69%	[3],[4]	3.65%	Mar. 31, 2006	[3],[4]
Class Y Shares	1.28%	[5],[6]	0.95%	[5],[6]	0.53%	[5],[6]	3.54%	Mar. 01, 1990	[5],[6]
Class Z Shares	1.64%	[7],[8]	1.28%	[7],[8]	0.77%	[7],[8]	3.73%	Aug. 01, 2003	[7],[8]
[1]	Total return for the period 1/1/2023 through 9/30/2023 was 3.59%.
[2]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[3]	Total return for the period 1/1/2023 through 9/30/2023 was 3.65%.
[4]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[5]	Total return for the period 1/1/2023 through 9/30/2023 was 3.54%.
[6]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[7]	Total return for the period 1/1/2023 through 9/30/2023 was 3.73%.
[8]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.